Average Annual Total Returns		12 Months Ended	42 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.06%	9.49%
Sparkline Intangible Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.83%	7.42%
Performance Inception Date	Jun. 28, 2021
Sparkline Intangible Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.49%	7.18%
Sparkline Intangible Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.77%	5.73%